Cover Page	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	72,197,286
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39387
Document Shell Company Report	false
Document Registration Statement	false
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	X0
Amendment Description	Renalytix plc (the “Company”) is filing this Amendment No. 2 (the “Amendment”) on Form 20-F/A to amend its Annual Report on Form 20-F for the fiscal year ended June 30, 2021, filed with the Securities and Exchange Commission (the “SEC”) on October 21, 2021, as amended by Amendment No. 1 on Form 20-F/A filed with the SEC on January 27, 2022 (as amended by Amendment No. 1, the “20-F”), for the purposes of amending (i) Item 18 of Part III of the 20-F to include the audit opinion of the previous independent registered public accounting firm which was previously omitted from the 20-F and (ii) Item 19 of Part III of the 20-F to include Exhibit 15.1—Consent of Ernst & Young LLP, independent registered public accounting firm and Exhibit 15.2—Consent of Deloitte & Touche LLP, previous independent registered public accounting firm. In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, as a result of this Amendment, the Company is refiling the certifications by the Company’s Principal Executive Officer and Principal Financial Officer, required pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002, as Exhibits 12.1, 12.2 and 13.1 to this Amendment. The Amendment does not reflect events occurring after the date of the filing of the 20-F. The Amendment does not contain any material modifications or updates to the other disclosures contained therein or change any previously reported financial results. Accordingly, the Amendment should be read in conjunction with the 20-F and the Company’s other filings with the SEC subsequent to the filing of the 20-F.
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Contact Personnel Name	James McCullough Chief Executive Officer
City Area Code	20
Local Phone Number	3139 2910
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	RNLX
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ